Notes receivable: (Details Textual) - USD ($) $ in Thousands	Dec. 31, 2014	Dec. 31, 2013
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts and Notes Receivable, Net	$ 0	$ 583
Allowance for Doubtful Accounts, Premiums and Other Receivables	$ 541	$ 0